SHAREHOLDERS' EQUITY (Details 1) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2017 $ / shares shares
Stockholders' Equity Note [Line Items]
Number of shares, RSUs outstanding at beginning of year | shares	393,534
Number of shares, Granted | shares	333,962
Number of shares, Vested | shares	(145,099)
Number of shares, Forfeited | shares	(7,000)
Number of shares, RSUs outstanding at end of year | shares	575,397
Weighted average grant date fair value, RSUs Outstanding at beginning of year | $ / shares	$ 4.38
Weighted average grant date fair value, Granted | $ / shares	7.12
Weighted average grant date fair value, Vested | $ / shares	4.61
Weighted average grant date fair value, Forfeited | $ / shares	5.75
Weighted average grant date fair value, RSUs outstanding at end of year | $ / shares	$ 5.9